Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about basic and diluted net incomeloss per share [Abstract]
Disclosure of detailed information about basic and diluted net income loss per share [text block]
The calculations of basic and diluted net income (loss) per share are derived from both net income (loss) and weighted average shares outstanding, calculated as follows:

	Year ended
	December 31
	2017	2016
Net income (loss)
Basic and diluted	$95,039	$(15,734)

Weighted average shares outstanding
Basic	185,641,050	182,056,120
Stock Options	389,977	-
Performance Awards	3,545,861	-
Diluted	189,576,888	182,056,120